Intangible assets and goodwill (Details 1) - Carrying Amounts [Member] - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill		R$ 1,257,045	R$ 1,184,336
Licenses with indefinite useful life		2,189,814	2,165,406
Cash generating units		4,814,424	4,355,135
I P T A N Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		17,446	17,446
Licenses with indefinite useful life		57,214	57,214
Cash generating units		126,024	140,522
Instituto De Educacao Superior Do Vale Do Parnaiba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		27,956	27,956
Licenses with indefinite useful life		81,366	81,366
Cash generating units		129,305	112,260
Centro De Ciencias Em Saude De Itajuba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		4,664	4,664
Licenses with indefinite useful life		56,737	56,737
Cash generating units		53,540	49,030
Instituto De Ensino Superior Do Piaui S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		73,838	73,838
Licenses with indefinite useful life		179,693	179,693
Cash generating units		322,968	346,286
F A D E P Faculdade Educacional De Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill		49,661	49,661
Licenses with indefinite useful life		70,606	70,606
Cash generating units		153,100	153,791
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		58,903	58,903
Licenses with indefinite useful life		144,507	144,507
Cash generating units		314,967	302,330
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill		87,647	87,647
Licenses with indefinite useful life
Cash generating units		192,079	126,965
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life		108,000	108,000
Cash generating units		148,067	131,360
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Goodwill		77,662	77,662
Licenses with indefinite useful life		121,477	121,477
Cash generating units		242,600	246,320
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Goodwill	[1]	4,420	4,420
Licenses with indefinite useful life	[1]	273,795	249,387
Cash generating units	[1]	398,492	305,044
F E S A R [Member]
IfrsStatementLineItems [Line Items]
Goodwill		71,664	71,664
Licenses with indefinite useful life		141,616	141,616
Cash generating units		244,084	279,038
F C M P B [Member]
IfrsStatementLineItems [Line Items]
Goodwill		110,483	110,483
Licenses with indefinite useful life		235,018	235,018
Cash generating units		415,453	401,244
I T P A C Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life		108,000	108,000
Cash generating units		112,628	107,232
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Goodwill			4,022
Licenses with indefinite useful life
Cash generating units			9,150
Medcel And C B B W [Member]
IfrsStatementLineItems [Line Items]
Goodwill		169,975	139,294
Licenses with indefinite useful life
Cash generating units		279,684	235,300
Practice Management Tools And Electronic Prescription [Member]
IfrsStatementLineItems [Line Items]
Goodwill		106,774	113,362
Licenses with indefinite useful life
Cash generating units		216,297	227,909
Clinical Decision Software [Member]
IfrsStatementLineItems [Line Items]
Goodwill		87,018	87,018
Licenses with indefinite useful life
Cash generating units		153,526	147,592
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Goodwill		6,588
Licenses with indefinite useful life
Cash generating units		20,045
Moc [Member]
IfrsStatementLineItems [Line Items]
Goodwill		87,777	87,777
Licenses with indefinite useful life		190,247	190,247
Cash generating units		369,007	356,789
U N I G R A N R I O [Member]
IfrsStatementLineItems [Line Items]
Goodwill		169,173	130,073
Licenses with indefinite useful life		421,538	421,538
Cash generating units		854,861	630,185
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Goodwill		29,809	38,446
Licenses with indefinite useful life
Cash generating units		36,675	46,788
Glic [Member]
IfrsStatementLineItems [Line Items]
Goodwill		15,587
Licenses with indefinite useful life
Cash generating units		R$ 31,022

[1]	See Note 12 for further details on goodwill changes between 2021 and 2022.